As filed with the Securities and Exchange Commission on November 29, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number   811-21316

The Kensington Funds
(Exact name of registrant as specified in charter)

4 Orinda Way, Suite 200C
Orinda, CA 94563
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100, Glendora, CA 91741
(Name and address of agent for service)

1-800-253-2949
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

KE N S I N G T O N R E A L E S T A T E SE C U R I T I E S FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (95.2%)

Diversified (2.5%)
Vornado Realty Trust	14,900	1,629,315

Healthcare (11.3%)
Hcp, Incorporated	40,000	1,326,800
Health Care REIT, Incorporated	30,100	1,331,624
Nationwide Health Properties, Incorporated	43,100	1,298,603
Omega Healthcare Investors, Incorporated	30,100	459,573
Senior Housing Properties Trust	58,300	1,286,098
Ventas, Incorporated	38,800	1,606,320
		7,309,018
Hotel (4.8%)
Host Marriot Corporation	87,600	1,965,744
Starwood Hotels & Resorts Worldwide, Incorporated	18,920	1,149,390
		3,115,134
Industrial (7.0%)
EastGroup Properties, Incorporated	27,400	1,240,124
First Potomac Realty Trust	29,700	647,460
ProLogis Trust	39,250	2,604,237
		4,491,821
Multifamily (13.9%)
Avalonbay Communities, Incorporated	27,000	3,187,620
Camden Property Trust	25,330	1,627,453
Essex Property Trust, Incorporated	11,200	1,316,784
Mid-America Apartment Communities, Incorporated	30,672	1,528,999
UDR, Incorporated	53,400	1,298,688
		8,959,544
Office (15.7%)
Boston Properties, Incorporated	12,495	1,298,230
Brandywine Realty Trust	50,100	1,268,031
Brookfield Properties Corporation	93,715	2,333,504
Corporate Office Properties Trust	29,790	1,240,157
Forest City Enterprises, Incorporated	28,700	1,583,092
Liberty Property Trust	34,100	1,371,161
SL Green Realty Corporation	8,800	1,027,576
		10,121,751
Retail (35.0%)
Acadia Realty Trust	59,100	1,603,383
CBL & Associates Properties, Incorporated	46,121	1,616,541
Developers Diversified Realty Corporation	23,500	1,312,945
Federal Realty Investment Trust	22,100	1,958,060
General Growth Properties, Incorporated	24,335	1,304,843
Kimco Realty Corporation	56,800	2,567,928
National Retail Properties, Incorporated	79,000	1,926,020
Realty Income Corporation	46,000	1,285,700
Regency Centers Corporation	26,600	2,041,550
Simon Property Group, Incorporated	39,200	3,920,000
Taubman Centers, Incorporated	17,900	980,025
Weingarten Realty Investors	47,100	1,952,766
		22,469,761

KE N S I N G T O N R E A L E S T A T E SE C U R I T I E S FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Storage (5.0%)
Public Storage, Incorporated	40,632	3,195,707

Total Real Estate Common Stock (cost $50,729,617)		61,292,051

TOTAL INVESTMENTS IN SECURITIES
(cost $50,729,617)+ - 95.2%		61,292,051
Other Assets in excess of Liabilities - 4.8%		3,117,645
NET ASSETS - 100.0%		$64,409,696

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 50,828,297
Gross tax unrealized appreciation		11,414,917
Gross tax unrealized depreciation		(951,163)
Net tax unrealized appreciation		$ 10,463,754

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KENSINGTONSTRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )
	SHARES	MARKET VALUE($)

Real Estate Common Stock (96.8%)

Healthcare (5.1%)
Omega Healthcare Investors, Incorporated	174,900	2,716,197
Senior Housing Properties Trust	513,500	11,327,810
Ventas, Incorporated	282,200	11,683,080
		25,727,087
Hotel (6.0%)
Host Marriot Corporation	895,795	20,101,640
Starwood Hotels & Resorts Worldwide, Incorporated	159,555	9,692,966
		29,794,606
Industrial (4.6%)
EastGroup Properties, Incorporated	7,500	339,450
First Potomac Realty Trust [2]	350,738	7,646,088
ProLogis Trust	232,300	15,413,105
		23,398,643
Mortgage (8.9%)
Cypress Sharpridge Investments, Incorporated 144A [1,2,5]	1,250,000	11,250,000
Gramercy Capital Corporation	249,999	6,292,475
iStar Financial, Incorporated	378,250	12,856,718
JER Investment Trust, Incorporated [2]	726,283	9,042,223
Northstar Realty Financial Corporation [2]	530,000	5,262,900
		44,704,316
Multifamily (18.0%)
Archstone Smith Trust	475,401	28,590,616
Avalonbay Communities, Incorporated	220,000	25,973,200
Camden Property Trust	175,000	11,243,750
Essex Property Trust, Incorporated	27,500	3,233,175
Mid-America Apartment Communities, Incorporated	366,886	18,289,267
UDR, Incorporated	133,000	3,234,560
		90,564,568
Net Lease (0.9%)
Capital Lease Funding, Incorporated	449,118	4,603,460

Office (19.6%)
Asset Capital Corporation, Incorporated 144A [1,5]	1,521,125	9,126,750
Boston Properties, Incorporated	108,900	11,314,710
Brandywine Realty Trust	625,000	15,818,750
Brookfield Properties Corporation	745,235	18,556,351
Corporate Office Properties Trust	236,229	9,834,213
Forest City Enterprises, Incorporated	226,305	12,482,984
Mission West Properties	41,473	503,897
Republic Property Trust	878,000	12,880,260
SL Green Realty Corporation	72,200	8,430,794
		98,948,709

Retail (25.2%)
Acadia Realty Trust	448,200	12,159,666
CBL & Associates Properties, Incorporated	474,127	16,618,152
Developers Diversified Realty Corp	156,600	8,749,242
Feldman Mall Properities, Incorporated[6]	582,454	4,403,352
General Growth Properties, Incorporated	130,000	6,970,600
Glimcher Realty Trust [2]	666,800	15,669,800
Kimco Realty Corporation	455,400	20,588,634
National Retail Properties, Incorporated	598,737	14,597,208
Regency Centers Corporation	12,500	959,375
Simon Property Group, Incorporated	262,500	26,250,000
		126,966,029

Storage (8.5%)
Public Storage, Incorporated	347,711	27,347,470
Sovran Self Storage, Incorporated [2]	342,000	15,677,280
		43,024,750

TOTAL REAL ESTATE COMMON STOCK		487,732,168

KENSINGTONSTRATEGIC REALTY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

		SHARES
		OR
		PRINCIPAL
		AMOUNT	MARKET VALUE($)

Real Estate Perferred Stock (11.3%)

Manufactured Housing (0.3%)
Hilltop Holdings Incorporated, Series A, 8.25%		77,200	1,757,844

Mortgage (5.6%)
Gramercy Capital Corporation, Series A, 8.125%		120,000	2,701,200
Newcastle Investment Corporation, Series D, 8.375%		67,900	1,425,900
Newcastle Investment Corporation, Series B, 9.75%		73,900	1,769,905
NorthStar Realty Finance Corporation, Series B, 8.250%		791,500	15,830,000
Rait Financial Trust, Series C, 8.875%		394,600	5,840,080
			27,567,085
Multifamily (1.0%)
Mid-America Apartment Communities, Incorporated, Series H, 8.30%		188,700	4,717,500

Net Lease (4.1%)
Lexington Realty Trust, Series D, 7.55% [2]		600,000	14,022,000
Thornburg Mortgage Incorporated, Series F, 10.00% [2]		242,600	6,744,280
			20,766,280
Office (0.3%)
Maguire Properties, Incorporated, Series A, 7.625%		80,050	1,721,876

Total Real Estate Preferred Stock			56,530,585

Total Real Estate Common and Preferred Stock (Cost $532,096,054)			544,262,753
Corporate Bonds (1.3%)
Mortgage (1.3%)
Cedarwoods CRE CDO Ltd, Series 2007-2A INC, 0.00%, 2/25/52 144A [1,5]		$7,500,000	6,750,000
Total Corporate Bonds			6,750,000

Other Equity Investments (1.1%)

Municipal Securities - (1.1%)
Muni Funding Company of America, LLC 144A [1,3,5]		560,000	5,740,000
Total Other Equity Investments			5,740,000

Put Options (0.0%)
IMH, $2.50, Exp. 10/2007		2,238	223,800
			223,800

Repurchase Agreement (0.5%)
Custodial Trust Company, 2.625%, dated 09/30/07 due
10/01/07, repurchase price $2,706,007
(collateralized by Strips-TPRN, 9.125% 05/15/18, valued at $2,786,563) [4]		$2,705,415	2,705,415

TOTAL INVESTMENTS IN SECURITIES
(cost $547,966,771) + _ 111.0%			559,681,968
Liablities in excess of Other Assets - (11.0%)			(55,535,825)
NET ASSETS -	100.0%		$504,146,143

Securities Sold Short (17.2% )
Commercial Banks (0.7% )
The Colonial BancGroup, Incorporated		159,700	3,452,714

Mortgage (3.4% )
Alesco Financial Incorporated		248,530	1,222,768
Capital Trust Incorporated		392,867	13,946,778
RAIT Financial Trust		245,000	2,016,350
			17,185,896
Mutual Funds (13.1% )
SPDR S&P Homebuilders ETF		771,542	16,526,430
iShares Dow Jones US Real Estate Index Fund		645,220	49,339,973
			65,866,403
Total Securities Sold Short (Proceeds $86,602,253)			$86,505,013

KENSINGTONSTRATEGIC REALTY FUND

	SCHEDULE OF PORTFOLIO INVESTMENTS
	S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

						CONTRACTS		MARKET VALUE($)
	Written Call Options (0.0% )
	Simon Property Group, Incorporated, $105, Exp. 10/2007					806		76,570
	Total Options Written (Premiums received $69.493)							$76,570

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:
				Cost of investments for tax purposes				$ 550,604,933
				Gross tax unrealized appreciation				61,122,500
				Gross tax unrealized depreciation				(52,045,465)
				Net tax unrealized depreciation				$ 9,077,035

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

	[1] The Adviser, using Board approved procedures, has determined all or a portion of the security to be illiquid.
	[2] All or a portion of the security was on loan at September 30, 2007.
	[3] Represents non-income producing securities.
	[4] Security purchased with the cash proceeds from securities loaned.

[5] Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On September 30, 2007, Strategic Realty Fund held restricted securities representing 6.5% of net assets.  The restricted securities held as of September 30, 2007, follows:

						Acquisiton	Shares /
	Security				Acquisiton Date	Cost	Principal Amount	Value
	Asset Capital Corp. Inc.				Jun-05	12,929,563	1,521,125	9,126,750
	Cedarwoods CRE CDO Ltd, Series 2007-2A Inc, 0.00%, 2/25/52				Feb-07	7,500,000	7,500,000	6,750,000
	Cypress Sharpridge Investments				Dec-06	12,500,000	1,250,000	11,250,000
	Muni Funding Company of America LLC				Jun-07	5,600,000	560,000	5,740,000
						$ 38,529,563		$ 32,866,750

[6] These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Strategic Realty Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended September 30, 2007, follows:

		Share	Aggregate	Aggregate	Net		Share
		Balance,	Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2006	Cost	Cost	Gain (Loss)	Income	Sept. 30, 2007	Sept. 30, 2007
	BNP Residential Properties Inc.	551,700	—	8,469,148	4,770,708	212,847	—	—	**
	Feldman Mall Properties Inc.	909,899	—	4,419,784	(360,228)	157,533	582,454	4,403,352	**
	Lexington Reatly Trust [a]	1,015,700	1,015,306	17,164,664	935,135	387,720	—	—	**
			$ 1,015,306	$ 30,053,596	$ 5,345,615	$ 758,100		$ 4,403,352

**	Issuer was not an affiliated company at September 30, 2007.
a	Merged with Newkirk Reatly Trust Inc. on January 3, 2007.

KE N S I N G T O N S E L E C T IN C O M E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
SE P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (15.9%)

Mortgage (3.2%)
iStar Financial, Incorporated	627,378	21,324,578

Net Lease (6.7%)
Capital Lease Funding, Incorporated[2]	1,886,193	19,333,478
Lexington Realty Trust[2,5]	1,289,900	25,810,899
		45,144,377
Office (4.8%)
Brandywine Realty Trust	150,000	3,796,500
HRPT Properties Trust[2]	2,198,200	21,740,198
Mack-Cali Realty Corporation	158,000	6,493,800
		32,030,498
Retail (1.2%)
Glimcher Realty Trust	338,783	7,961,401

Total Real Estate Common Stock		106,460,854

Real Estate Preferred Stock (90.5%)

Diversified (8.1%)
Cousins Properties, Incorporated, Series A, 7.75%[2]	250,000	6,211,250
Cousins Properties, Incorporated, Series B, 7.50%	208,000	4,986,800
Colonial Propertys Trust, Series D, 8.125%[2]	78,817	2,001,164
Duke Realty Corporation, Series N, 7.25%[2]	156,973	3,837,990
LBA Realty II WBP, Incorporated , Series A, 8.75%[1,4]	430,000	21,216,200
LBA Realty II WBP, Incorporated , Series B, 7.625%[1,4]	323,000	6,944,500
PS Business Park, Series H, 7.00%[2]	87,600	1,971,000
PS Business Park, Series K, 7.95%[2]	164,600	4,135,575
PS Business Park, Series P, 6.70%[2]	111,400	2,411,810
Vornado Realty Trust, Series F, 6.75%[2]	14,400	320,760
		54,037,049
Healthcare (8.9%)
HCP, Incorporated, Series F, 7.10%	101,900	2,473,622
Health Care REIT, Incorporated, Series F, 7.625%	19,400	480,829
Health Care REIT, Incorporated, Series D, 7.875%	22,000	554,180
LTC Properties, Incorporated, Series F, 8.00%	1,304,700	31,652,022
Omega Healthcare Investors, Incorporated, Series D, 8.375%	1,000,500	24,772,380
		59,933,033
Hotel (15.5%)
AP Aimcap Corporation, Series A, 8.25%[1,4]	641,300	11,703,725
Ashford Hospitality Trust, Series A, 8.55%	368,700	8,710,537
Ashford Hospitality Trust, Series D, 8.45%	640,000	15,049,600
FelCor Lodging Trust, Incorporated, Series A, 1.95%	250,000	5,865,000
FelCor Lodging Trust, Incorporated, Series C, 8.00%	313,000	7,433,750
Hersha Hospitality Trust, Series A, 8.00%	199,900	4,737,630
Hospitality Properties Trust, Series C, 7.00%[2]	16,300	354,525
Host Marriott Corporation, Series E, 8.875%[2]	516,200	13,227,625
Innkeepers USA Trust, Series C, 8.00%[1,4]	166,500	2,664,000
Lasalle Hotel Properties, Series E, 8.00%[2]	150,000	3,678,000
Strategic Hotel & Resorts Inc., Series B, 8.25%	444,800	10,657,408
Strategic Hotel & Resorts Inc., Series C, 8.25%	615,889	14,575,013
Sunstone Hotel Investors, Incorporated, Series A, 8.00%	220,000	5,203,000
		103,859,813
Industrial (3.2%)
EastGroup Properties, Incorporated, Series D, 7.95%[2]	354,100	8,827,713
First Industrial Realty Trust, Incorporated, Series J, 7.25%	304,500	7,268,415
Monmouth Real Estate Investment Corporation, Series A, 7.625%	232,050	5,333,669
		21,429,797
Manufactured Housing (2.2%)
Hilltop Holdings, Incorporated, Series A, 8.25%	653,650	14,883,611

KE N S I N G T O N S E L E C T IN C O M E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )( c o n t i n u e d )
	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Mortgage (12.3%)
American Home Mortgage Investment Corporation, Series B, 9.25%	384,600	288,450
Annaly Mortgage Management, Series A, 7.875%	854,800	21,156,300
Anthracite Capital, Incorporated, Series C, 9.375%	612,900	13,851,540
Anthracite Capital, Incorporated, Series D, 8.25%	325,000	6,529,250
Impac Mortgage Holdings, Incorporated, Series B, 9.375%[2]	120,480	1,373,472
Impac Mortgage Holdings, Incorporated, Series C, 9.125%	385,800	4,378,830
iStar Financial, Incorporated, Series E, 7.875%[2]	437,400	10,121,436
iStar Financial, Incorporated, Series G, 7.65%[2]	185,700	4,243,245
iStar Financial, Incorporated, Series F, 7.8%	272,100	6,198,438
MFA Mortgage Investments, Incorporated, Series A, 8.50%[2]	159,200	3,736,424
Newcastle Investment Corporation, Series C, 8.05%	182,300	3,846,530
NorthStar Realty Finance Corporation, Series A, 8.75%	300,400	6,421,050
		82,144,965
Multifamily (5.7%)
Apartment Investment & Management Company, Series G, 9.375%	76,900	1,941,725
Apartment Investment & Management Company, Series T, 8.00%	653,500	16,174,125
Apartment Investment & Management Company, Series U, 7.75%	507,000	12,497,550
Associated Estates Realty Corporation, Series B, 8.70%[2]	296,434	7,559,067
		38,172,467
Net Lease (3.8%)
Capital Lease Funding, Incorporated, Series A, 8.125%[2]	478,200	11,438,544
Entertainment Properties Trust, Series B 7.75%	77,500	1,857,675
Lexington Realty Trust, Series B, 8.05%[2]	488,100	12,036,546
		25,332,765
Office (16.6%)
Alexandria Real Estate Equities, Inc., Series C, 8.375%[2]	340,190	8,538,769
Biomed Realty Trust, Incorporated, Series A, 7.375%	1,188,700	27,548,123
Brandywine Realty Trust, Series C, 7.5%[2]	20,000	481,400
Corporate Office Properties Trust, Series G, 8.00%[2]	492,825	12,305,840
Corporate Office Properties Trust, Series H, 7.50%	21,400	502,900
Corporate Office Properties Trust, Series J, 7.625%	48,300	1,168,619
DRA CRT Acquisition Corporation, Series A, 8.50%[1,4]	754,000	16,211,000
HRPT Properties Trust, Series B, 8.75%[2]	468,494	11,862,268
Kilroy Realty Corp., Series E, 7.80%	79,384	1,960,388
Maguire Properties, Incorporated, Series A, 7.625%	556,300	11,966,013
Parkway Properties, Incorporated, Series D, 8.00%[2]	412,100	10,242,746
SL Green Realty Corporation, Series C, 7.625%[3]	297,823	7,281,772
SL Green Realty Corporation, Series D, 7.875%	61,900	1,561,118
		111,630,956
Other (3.2%)
Digital Realty Trust, Incorporated, Series A, 8.50%[2]	848,500	21,687,660

Retail (10.3%)
CBL & Associates Properties, Incorporated, Series C, 7.75%	77,800	1,925,550
CBL & Associates Properties, Incorporated, Series D, 7.375%[2]	254,200	6,085,548
Developers Diversified Realty Corporation, Series G, 8.00%	19,600	496,272
Glimcher Realty Trust, Series F, 8.75%[2]	694,231	16,848,986
Glimcher Realty Trust, Series G, 8.125%[2]	74,200	1,745,184
Saul Centers, Incorporated, Series A, 8.00%	231,700	5,678,967
Taubman Centers Incorporated, Series G, 8.00%[2]	563,100	14,077,500
Taubman Centers Incorporated, Series H, 7.625%	15,900	388,994
Urstadt Biddle Properties, Incorporated, Series C, 8.50%	92,000	10,074,000
Urstadt Biddle Properties, Incorporated, Series D, 7.50%	484,700	12,001,172
		69,322,173
Storage (0.7%)
Public Storage, Series G, 7.00%[2]	31,100	753,242
Public Storage, Series K, 7.25%	150,000	3,660,000
		4,413,242
Total Real Estate Preferred Stock		606,847,531
Total Real Estate Common and Preferred Stock (Cost $759,920,091)		713,308,385

KE N S I N G T O N S E L E C T IN C O M E FU N D

	SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
	S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )( c o n t i n u e d )
		SHARES
		OR
		PRINCIPAL
		AMOUNT	MARKET VALUE($)
	Corporate Bonds (2.0%)

	Diversified (1.1%)
	Taberna Preferred Funding, Limited, Series 2005-2A F, 10.356%, 11/05/35 144A1,4	$27,000,000	4,050,000
	Taberna Preferred Funding, Limited, Series 2005-3A D, 8.006%, 02/05/36 144A1,4	4,500,000	1,800,000
	Taberna Preferred Funding, Limited, Series 2005-3A E, 9.856%, 02/05/36 144A1,4	4,500,000	1,350,000
			7,200,000
	Industrial (0.9%)
	Oil Casualty Insurance, Limited, 8.00%, 09/15/34 144A1,4	6,000,000	5,932,272

	Total Corporate Bonds (Cost $42,000,000)		13,132,272

	Other Equity Investments (1.0%)

	Infrastructure (0.2%)
	Macquarie Infrastructure Company, LLC[2]	26,200	1,011,058

	Reinsurance (0.8%)
	Endurance Specialty Holdings, Ltd., Series A, 7.75%[2]	213,500	5,375,930

	Total Other Equity Investments (Cost $6,440,045)		6,386,988

	Investment Companies (4.2%)

	Mutual Funds (4.2%)
	Highland Distressed Opportunities, Incorporated[5]	1,143,722	14,673,953
	Tortoise Capital Resources, Corporated[2,5]	925,700	13,330,080
	Total Investment Companies (30,936,007)		28,004,033

	Warrants (0.0%)
	Resource Capital Corporation - Warrants	42,500	—

	Repurchase Agreement (2.8%)
	Custodial Trust Company, 5.25%, dated 09/30/07 due
	10/01/07, repurchase price $19,079,838 (collateralized by
	Strips TPRN, 9.125%, 05/15/2018, valued at $16,177,125
	Strips-TINT, 08/15/2021, valued at $3,449,482)[3]	19,071,494	19,071,494

	TOTAL INVESTMENTS IN SECURITIES
	(cost $858,367,637)+ - 116.4%		779,903,172
	Liabilites in excess of Other Assets - (16.4%)		(109,755,029)
	NET ASSETS - 100.0%		$670,148,143

[1]	The Adviser, using Board approved procedures, has deemed all or a portion of the security to be illiquid.
[2]	All or a portion of the security was on loan at September 30, 2007.
[3]	Security purchased with the cash proceeds from securities loaned.

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on
	their cost for federal income tax purposes, was as follows*:

	Cost of investments for tax purposes		$ 858,470,344
	Gross tax unrealized appreciation		1,955,249
	Gross tax unrealized depreciation		(80,522,421)
	Net tax unrealized appreciation		$ (78,567,172)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income
	tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent annual report.

KE N S I N G T O N S E L E C T IN C O M E FU N D

	SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
	S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )( c o n t i n u e d )

[4]
Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors.  On September 30, 2007, Select Income Fund held restricted securities representing 10.7% of net assets.  The retricted securities held as of September 30, 2007, follows:

								Shares /
	Security				Acquisiton Date	Acquisiton Cost		Principal Amount	Value
	LBA Realty Pfd, Series A 8.75%				Jul-03	21,406,250		430,000	21,216,200
	LBA Realty Pfd, Series B 7.625%				Mar-04	8,075,000		323,000	6,944,500
	Oil Casualty Insurance 8% Due 9/15/34				Jan-07	6,000,000		6,000,000	5,932,272
	Taberna Preferred Funding III Class D				Sep-05	4,500,000		45,000	1,800,000
	Taberna Preferred Funding III Class E				Sep-05	4,500,000		45,000	1,350,000
	Taberna Preferred Funding II 2005-2A F				Jun-05	27,000,000		27,000,000	4,050,000
	AP Aimcap Corporate Pfd, Series A, 8.25%				Jun-05	16,007,750		641,300	11,703,725
	Innkeepers USA Trust, Series C, 8.00%				Jul-07	3,371,625		166,500	2,664,000
	DRA CRT Acquisition Corporate Pfd, Series A 8.5%				Sep-03	18,828,750		754,000	16,211,000
						$ 109,689,375			$ 71,871,697

[5]
These securities represent investments in portfolio companies, 5% or more of whose outstanding voting securities are held by the Fund, are defined in the Investment Company Act of 1940 as "affiliated" companies.  The Select Income Fund had investments in such affiliated companies.  A summary of the transactions for each issuer who is an affiliate during the three months ended September 30, 2007, follows:

		Share		Aggregate	Aggregate	Net		Share
		Balance,		Purchase	Sales	Realized		Balance,	Value,
	Issuer	Dec. 31, 2006		Cost	Cost	Gain (Loss)	Income	Sept. 30, 2007	Sept. 30, 2007
	Highland Distressed Opportunities Inc.	—	++	17,030,554	—	—	596,511	1,143,722	14,673,953
	Lexington Reatly Trust [a]	1,870,500		8,907,531	13,037,531	268,141	1,772,138	1,289,900	25,810,899	**
	Tortoise Capital Resources Corporation	—	++	13,970,850	65,397	14,632	315,426	925,700	13,330,080
				$ 39,908,935	$ 13,102,928	$ 282,773	$ 2,684,075		$ 53,814,932

++	Issuer was not an affiliated company at December 31, 2007.
**	Issuer was not an affiliated company at September 30, 2007.
a	Merged with Newkirk Reatly Trust Inc. on January 3, 2007.

KE N S I N G T O N IN T E R N A T I O N A L R E A L E S T A T E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (95.5%)

Australia (12.7%)
DB RREEF Trust	1,708,721	3,047,632
Macquarie Goodman Group	770,006	4,721,364
Mirvac Group	653,782	3,161,730
Stockland	824,673	6,585,968
Tishman Speyer Office Fund	572,414	1,117,451
Valad Property Group	2,404,790	4,267,785
Westfield Group	955,003	18,389,073
		41,291,003
Brazil (0.9%)
Rossi Residencial SA	106,300	2,986,607

Britain (12.3%)
British Land Company PLC	403,947	9,686,265
Capital & Regional PLC	208,913	3,145,920
Derwent London PLC	143,075	4,906,164
Great Portland Estates PLC	399,696	4,886,209
Hammerson PLC	269,450	6,461,155
Land Securities Group PLC	139,479	4,799,977
Shaftesbury PLC	284,321	2,882,418
Unite Group PLC	429,558	3,174,929
		39,943,037
Canada (7.8%)
Boardwalk Real Estate Investment Trust	94,700	4,508,164
Brookfield Properties Corporation	260,150	6,477,735
H&R Real Estate Investment Trust	230,100	5,505,836
Primaris Retail Real Estate Investment Trust	298,600	5,559,817
RioCan Real Estate Investment Trust	129,600	3,237,882
		25,289,434
Cayman Islands (0.4%)
Agile Property Holdings, Ltd	542,000	1,137,845

China (1.0%)
Shimao Property Holdings, Ltd.	1,068,000	3,249,124

Finland (1.0%)
Citycon OYJ	484,520	3,088,315

France (6.7%)
Klepierre	58,600	3,361,631
Societe Immobiliere de Location pour l'Industrie et le Commerce	18,556	3,118,818
Unibail	59,000	15,184,745
		21,665,194
Germany (1.9%)
Alstria Office AG 1	166,028	3,077,705
IVG Immobilien AG	83,858	3,125,737
		6,203,442
Hong Kong (12.7%)
Cheung Kong Holdings, Ltd.	278,000	4,584,549
Hang Lung Properties, Ltd.	1,106,570	4,953,612
Henderson Land Development Company, Ltd.	385,740	3,059,085
Hong Kong Land Holdings, Ltd.	1,464,000	6,617,280
New World Development, Ltd.	1,146,500	3,170,855
Sino Land Company	1,164,200	2,896,329
Sun Hung Kai Properties, Ltd.	943,000	15,890,839
		41,172,549
Japan (20.7%)
Japan Retail Fund Investment Corporation	551	4,796,936
Kenedix Realty Investment Corporation	562	3,914,160
Mitsubishi Estate Company, Ltd.	554,300	15,876,438
Mitsui Fudosan Company, Ltd.	488,930	13,578,433
New City Residence Investment Corporation	618	3,389,544
Nippon Building Fund, Incorporated	325	4,725,112
NTT Urban Development Corporation	1,509	3,126,644
Sumitomo Realty & Development Company, Ltd.	273,800	9,630,018
Tokyo Tatemono Company, Ltd.	311,200	3,969,077
Tokyu Land Corporation	414,900	4,164,712
		67,171,074

KE N S I N G T O N IN T E R N A T I O N A L R E A L E S T A T E FU N D

S C H E D U L E O F P O R T F O L I O I N V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)
Luxembourg (1.4%)
Orco Property Group	30,822	4,660,504

Malaysia (0.6%)
E&O Property Development Bhd	1,867,735	1,786,887

Netherlands (3.0%)
Corio NV	37,765	3,225,661
Eurocommercial Properties NV	115,427	6,419,103
		9,644,764
Norway (1.0%)
Norwegian Property ASA	259,500	3,128,681

Poland (1.5%)
Globe Trade Centre SA1	267,869	4,810,543

Singapore (7.0%)
Allco Commercial Real Estate Investment Trust	6,033,800	4,305,505
Ascendas Real Estate Investment Trust	1,737,000	3,192,198
CapitaCommercial Trust	3,074,800	5,878,447
CapitaLand, Ltd.	1,062,000	5,826,523
CapitaMall Trust	615,200	1,615,133
Hong Leong Asia Ltd.	717,000	1,872,743
		22,690,549
Sweden (1.0%)
Fabege AB	273,800	3,260,991

United States (1.9%)
Archstone-Smith Trust	102,600	6,170,364

Total Real Estate Common Stock (cost $287,574,093)		309,350,907

Repurchase Agreement (0.8%)
Custodial Trust Company, 3.95%, dated 9/30/07,
due 10/01/07, repurchase price $2,468,409
(collateralized by U.S. Tresuary Bond, 08/15/13, valued $2,508,061)	$2,467,597	2,467,597

TOTAL INVESTMENTS IN SECURITIES
(cost $290,041,690) + - 96.3%		311,818,504
Other assets in excess of Liabilities - 3.7%		12,042,359
NET ASSETS - 100.0%		$323,860,863

[1] Represents non-income producing securities.

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows*:
Cost of investments for tax purposes		$ 296,513,474
Gross tax unrealized appreciation		23,587,543
Gross tax unrealized depreciation		(8,282,513)
Net tax unrealized appreciation		$ 15,305,030

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

KE N S I N G T O N GL O B A L R E A L E S T A T E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (92.9%)

Australia (7.5%)
Macquarie Goodman Group	56,552	346,754
Mirvac Group	57,350	277,348
Stockland	52,110	416,159
Westfield Group	58,202	1,120,709
		2,160,970
Brazil (0.9%)
Rossi Residencial SA	9,100	255,666

Britain (8.6%)
British Land Company PLC	23,856	572,044
Capital & Regional PLC	17,619	265,316
Derwent London PLC	8,600	294,902
Great Portland Estates PLC	21,744	265,816
Hammerson PLC	23,145	554,995
Land Securities Group PLC	8,150	280,471
Shaftesbury PLC	24,504	248,373
		2,481,917
Canada (4.9%)
Brookfield Properties Corporation	22,750	566,475
H&R Real Estate Investment Trust	11,500	275,172
Primaris Retail Real Estate Investment Trust	14,800	275,570
RioCan Real Estate Investment Trust	11,600	289,811
		1,407,028
France (5.9%)
Klepierre	4,861	278,855
Societe Immobiliere de Location pour l'Industrie et le Commerce	1,742	292,788
Unibail	4,384	1,128,304
		1,699,947
Germany (1.0%)
IVG Immobilien AG	7,600	283,284

Hong Kong (8.1%)
Hang Lung Properties, Ltd.	82,230	368,106
Henderson Land Development Company, Ltd.	34,760	275,662
Hong Kong Land Holdings, Ltd.	82,200	371,544
New World Development, Ltd.	106,000	293,162
Sino Land Company	112,800	280,627
Sun Hung Kai Properties, Ltd.	44,500	749,886
		2,338,987
Japan (12.3%)
Japan Retail Fund Investment Corporation	33	287,294
Mitsubishi Estate Co., Ltd.	31,700	907,961
Mitsui Fudosan Co., Ltd.	31,970	887,862
New City Residence Investment Corporation	47	257,781
NTT Urban Development Corporation	183	379,176
Sumitomo Realty & Development Co., Ltd.	16,700	587,368
Tokyo Tatemono Co., Ltd.	16,200	206,616
		3,514,058

KE N S I N G T O N GL O B A L R E A L E S T A T E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	AMOUNT	MARKET VALUE($)

Luxembourg (1.0%)
Orco Property Group	1,830	276,709

Malaysia (0.2%)
E & O Property Development Bhd	60,765	58,135

Netherlands (1.8%)
Corio NV	3,001	256,328
Eurocommercial Properties NV	4,840	269,161
		525,489
Poland (0.9%)
Globe Trade Centre SA1	15,100	271,174

Singapore (4.5%)
CapitaCommercial Trust	229,500	438,761
CapitaLand Ltd.	103,100	565,645
CapitaMall Trust	112,700	295,880
		1,300,286
United States (35.3%)
Archstone Smith Trust	13,300	799,862
AvalonBay Communities, Incorporated	7,020	828,781
Boston Properties, Incorporated	5,515	573,008
Brandywine Realty Trust	10,800	273,348
Camden Property Trust	8,760	562,830
CBL & Associates Properties, Incorporated	8,000	280,400
Federal Realty Investment Trust	4,680	414,648
Forest City Enterprises, Incorporated	10,150	559,874
Kimco Realty Corporation	12,190	551,110
National Retail Properties, Incorporated	11,066	269,789
Nationwide Health Properties, Incorporated	8,900	268,157
Prologis Trust	12,630	838,001
Public Storage, Incorporated	7,100	558,415
Regency Centers Corporations	5,536	424,888
Simon Property Group, Incorporated	8,210	821,000
SL Green Realty Corporation	4,955	578,595
Starwood Hotels & Resorts Worldwide, Incorporated	9,350	568,013
Ventas, Incorporated	9,600	397,440
Vornado Realty Trust	5,080	555,498
		10,123,657

Total Real Estate Common Stock (cost $26,490,181)		26,697,307

Repurchase Agreement (7.3%)
Custodial Trust Company, 3.950%, dated 9/30/07,
due 10/01/07, repurchase price $2,092,531
(collateralized by U.S. Treasury Bond, 08/15/13, valued $2,123,847)	$2,091,842	2,091,842

TOTAL INVESTMENTS IN SECURITIES
(cost $28,582,023)+ - 100.2%		28,789,149
Liabilities in excess of Other Assets - (0.2%)		(50,700)
NET ASSETS - 100.0%		$28,738,449

[1] Represents non-income producing securities.

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:
Cost of investments for tax purposes		$ 28,582,023
Gross tax unrealized appreciation		1,074,733
Gross tax unrealized depreciation		(867,607)
Net tax unrealized depreciation		$ 207,126

KE N S I N G T O N GL O B A L IN F R A S T R U C T U R E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d )

	SHARES	MARKET VALUE($)
Real Estate Common Stock (92.9%)

Australia (4.8%)
Macquarie Airports	473,557	1,827,919

Austria (1.1%)
Flughafen Wien AG	3,895	402,335

Bahamas (0.9%)
Teekay Corporation	5,911	347,626

Bermuda (0.9%)
Nordic American Tanker Shipping, Ltd.	8,800	345,312

Brazil (0.6%)
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	4,800	237,120

Britain (6.0%)
BBA Aviation PLC	150,704	704,556
Centrica PLC	63,000	490,455
National Grid PLC	39,900	640,020
Scottish & Southern Energy PLC	13,500	417,352
		2,252,383
Canada (10.5%)
Enbridge, Incorporated	41,700	1,527,721
Pembina Pipeline Income Fund	19,300	344,030
TransCanada Corporation	56,500	2,071,638
		3,943,389
China (5.9%)
Dalian Port PDA Company, Ltd.	550,000	446,433
Jiangsu Express Company, Ltd.	454,000	584,009
Shenzhen Expressway Company, Ltd.	562,000	583,410
Zhejiang Expressway Company, Ltd.	435,000	617,763
		2,231,615
Denmark (1.0%)
Dampskibsselskabet Torm A/S	9,500	387,058

France (3.2%)
Suez SA [1]	20,600	1,213,164

Germany (10.2%)
E.ON AG	12,175	2,251,010
Fraport AG	10,624	734,586
RWE AG	6,850	861,512
		3,847,108

KE N S I N G T O N GL O B A L IN F R A S T R U C T U R E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )
	SHARES	MARKET VALUE($)
Hong Kong (10.0%)
China Merchants Holdings International Company, Ltd.	267,000	1,660,625
COSCO Pacific, Ltd.	170,000	537,957
Guangdong Investment, Ltd.	414,000	283,852
Hopewell Holdings, Ltd.	197,000	940,165
PYI Corporation, Ltd.	892,000	361,442
		3,784,041
Italy (3.0%)
Autostrada Torino-Milano SpA	16,580	392,933
Enel SpA	65,611	742,847
		1,135,780
Japan (2.9%)
Kamigumi Company, Ltd.	79,000	663,692
The Kansai Electric Power Company, Incorporated	18,800	429,635
		1,093,327
Mexico (2.1%)
America Movil SAB de CV	80,500	256,793
Grupo Aeroportuario del Pacifico SA de CV	34,100	186,316
Grupo Aeroportuario del Sureste SAB de CV	69,100	342,992
		786,101
Netherlands (1.5%)
Koninklijke Vopak NV	9,923	565,985

Russia (1.3%)
Mobile Telesystems - ADR	3,650	252,981
OGK-5 Holding [1]	535	83
TGK-5 Holding [1]	17,674	20
Unified Energy System - GDR	2,000	243,000
		496,084
South Korea (0.7%)
Korea Electric Power Corporation - ADR	11,900	275,485

Spain (10.5%)
Abertis Infraestructuras SA	85,572	2,675,917
Iberdrola SA	21,750	1,277,788
		3,953,705
Thailand (1.0%)
Airports of Thailand PCL	217,900	394,159

United States (14.8%)
American Electric Power Company, Incorporated	6,000	276,480
Dominion Resources, Incorporated	6,350	535,305
Entergy Corporation	3,375	365,479
Exelon Corporation	10,750	810,120
FirstEnergy Corporation	5,900	373,706

KE N S I N G T O N GL O B A L IN F R A S T R U C T U R E FU N D

SC H E D U L E O F PO R T F O L I O IN V E S T M E N T S
S E P T E M B E R 3 0 , 2 0 0 7 ( U n a u d i t e d ) ( c o n t i n u e d )

	SHARES
	OR
	PRINCIPAL
	SHARES	MARKET VALUE($)
United States (14.8%) (continued)
FPL Group, Incorporated	5,700	347,016
General Maritime Corporation	12,550	350,271
Public Service Enterprise Group, Incorporated	4,200	369,558
Southern Company	10,700	388,196
Williams Companies, Incorporated	51,615	1,758,007
		5,574,138

Total Real Estate Common Stock (Cost $33,060,653)		35,093,834

Repurchase Agreement (7.4%)
Custodial Trust Company, 3.95%, dated 9/28/07
due 10/01/07, repurchase price $2,775,397
(collateralized by Freddie Mac CMO/Series 3308 SQ, 2/15/33, valued $2,836,770)	$2,774,483	2,774,483

TOTAL INVESTMENTS IN SECURITIES
(cost $35,835,136) + - 100.3%		37,868,317
Other Assets less Liabilities - (0.3)%		(112,567)
NET ASSETS - 100.0%		37,755,750

[1] Represents non-income producing securities.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

+	At September 30, 2007, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:
Cost of investments for tax purposes		$ 35,835,136
Gross tax unrealized appreciation		2,137,204
Gross tax unrealized depreciation		(104,023)
Net tax unrealized depreciation		$ 2,033,181

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Kensington Funds

By   /s/ John P. Kramer
  John P. Kramer, President

Date      11-26-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ John P. Kramer
  John P. Kramer, President

Date      11-26-07

By    /s/ Cynthia M. Yee
   Cynthia M. Yee, Treasurer

Date      11-26-07